Other Information - Summary of Exchange Rates Used to Translate the Financial Statements of Foreign Operations (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Europe [member] | Bulgaria, Leva [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	1.95580	1.95580	1.95580
Average exchange rates for the year	1.95580	1.95580	1.95580
Europe [member] | Czech Republic, Koruny [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	25.72400	25.53500	27.02100
Average exchange rates for the year	25.64653	26.32658	27.03443
Europe [member] | Switzerland, Francs [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	1.12690	1.17020	1.07390
Average exchange rates for the year	1.15517	1.11171	1.09004
Europe [member] | Turkey, New Lira [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	6.05880	4.54640	3.70720
Average exchange rates for the year	5.69649	4.12109	3.34284
Europe [member] | GBP [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	0.89453	0.88723	0.85618
Average exchange rates for the year	8.88474	0.87640	0.81905
Europe [member] | Romania, New Lei [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	4.66350	4.65850	4.53900
Average exchange rates for the year	4.65441	4.56884	4.49053
Europe [member] | Russia, Rubles [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	79.71500	69.39200	64.30000
Average exchange rates for the year	74.03808	65.90160	74.15831
North America [member] | USD [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	1.14500	1.19930	1.05410
Average exchange rates for the year	1.18121	1.12946	1.10666
Latin America [member] | Venezuelan bolivar fuerte [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates		16.19055	14.23035
Average exchange rates for the year		15.18018	14.90133
Latin America [member] | Venezuelan bolivar soberano [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	729.80267
Average exchange rates for the year	139.15438
Latin America [member] | Bolivia, Bolivianos [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	7.91200	8.28720	7.28383
Average exchange rates for the year	8.16214	7.80453	7.64702
Latin America [member] | Peru, Nuevos Soles [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	3.86300	3.88540	3.54020
Average exchange rates for the year	3.87979	3.68247	3.73505
Latin America [member] | Argentina, Pesos [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	43.15930	22.93100	16.74880
Average exchange rates for the year	32.85850	18.73314	16.33204
Latin America [member] | Chile, Pesos [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	794.37000	737.29000	704.94500
Average exchange rates for the year	756.93992	732.28973	748.49536
Latin America [member] | Colombia, Pesos [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	3,721.81000	3,580.19000	3,169.49000
Average exchange rates for the year	3,488.43046	3,334.88410	3,376.68116
Latin America [member] | BRL [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	4.43664	3.96728	3.43542
Average exchange rates for the year	4.30628	3.60584	3.85935
Other Countries [member] | Israel, New Shekels [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	4.26270	4.16350	4.04770
Average exchange rates for the year	4.24360	4.06091	4.24812